Fair values of financial assets and liabilities - Schedule of Movements in Level 3 Financial Liabilities Portfolio (Details) - Level 3 - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	£ 981	£ 1,419
Exchange and other adjustments	17	3
Losses (gains) recognised in the income statement within other income	13	(249)
Additions	41	202
Redemptions	(15)	(24)
Transfers into the level 3 portfolio	0	0
Transfers out of the level 3 portfolio	(181)	(43)
Balance at end of period	856	1,308
Financial liabilities at fair value through profit or loss
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	37	45
Exchange and other adjustments	0	0
Losses (gains) recognised in the income statement within other income	8	(2)
Additions	4	1
Redemptions	(2)	(5)
Transfers into the level 3 portfolio	0	0
Transfers out of the level 3 portfolio	(3)	0
Balance at end of period	44	39
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held	7	(2)
Derivative financial instruments
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	944	1,374
Exchange and other adjustments	17	3
Losses (gains) recognised in the income statement within other income	5	(247)
Additions	37	201
Redemptions	(13)	(19)
Transfers into the level 3 portfolio	0	0
Transfers out of the level 3 portfolio	(178)	(43)
Balance at end of period	812	1,269
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held	33	(244)
Financial liabilities carried at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held	£ 40	£ (246)